Intangible assets and goodwill (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		R$ 3,900,835
Write-off		25		R$ 2,374
Intangible assets and goodwill, balance at end		4,041,491		3,900,835
Intangible assets and goodwill		4,041,491		3,900,835
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		4,093,140		2,684,559		1,361,640
Additions		150,023	[1],[2]	176,110	[3]	19,649
Disposals						(460)
Business combinations		106,595		1,234,611		1,303,730
Write-off		(447)		(2,140)	[4]
Remesurement	[5]	(8,637)
Transfer amount		(815)
Intangible assets and goodwill, balance at end		4,339,859		4,093,140		2,684,559
Intangible assets and goodwill		4,339,859		4,093,140		2,684,559
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		(192,305)		(111,549)		(49,302)
Disposals						460
Write-off		422		(234)
Intangible assets and goodwill, balance at end		(298,368)		(192,305)		(111,549)
Amortization		(106,485)		(80,522)		(62,707)
Intangible assets and goodwill		(298,368)		(192,305)		(111,549)
Goodwill [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		1,184,336
Intangible assets and goodwill, balance at end		1,257,045		1,184,336
Intangible assets and goodwill		1,257,045		1,184,336
Goodwill [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		1,184,336		810,656		459,409
Additions	[1],[2]	39,100
Business combinations		42,246		373,680		351,247
Remesurement	[5]	(8,637)
Intangible assets and goodwill, balance at end		1,257,045		1,184,336		810,656
Intangible assets and goodwill		1,257,045		1,184,336		810,656
Goodwill [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning
Intangible assets and goodwill, balance at end
Amortization
Intangible assets and goodwill
Licences [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	[2]	2,165,406		1,451,270		703,772
Additions	[2]	24,408	[1]	108,000	[3]
Business combinations	[2]			606,136		747,498
Intangible assets and goodwill, balance at end	[2]	2,189,814		2,165,406		1,451,270
Intangible assets and goodwill	[2]	2,189,814		2,165,406		1,451,270
Licences [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	[2]
Intangible assets and goodwill, balance at end	[2]
Amortization	[2]
Intangible assets and goodwill	[2]
Brand names [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		167,105		124,840
Intangible assets and goodwill, balance at end				167,105		124,840
Intangible assets and goodwill				167,105		124,840
Brand names [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		133,369		75,014		32,111
Business combinations		51,185		58,355		42,903
Write-off				(22)
Transfer amount				(2,472)
Intangible assets and goodwill, balance at end		182,060		133,369		75,014
Intangible assets and goodwill		182,060		133,369		75,014
Brand names [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		(8,529)		(3,502)		(1,150)
Intangible assets and goodwill, balance at end		(14,955)		(8,529)		(3,502)
Amortization		(6,426)		(5,027)		(2,352)
Intangible assets and goodwill		(14,955)		(8,529)		(3,502)
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		289,007
Intangible assets and goodwill, balance at end		223,453		289,007
Intangible assets and goodwill		223,453		289,007
Customer-related intangible assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		431,277		283,539		125,413
Additions		80	[1],[2]	684	[3]
Business combinations		3,929		147,054		158,126
Transfer amount		530
Intangible assets and goodwill, balance at end		435,816		431,277		283,539
Intangible assets and goodwill		435,816		431,277		283,539
Customer-related intangible assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		(142,270)		(85,832)		(37,872)
Intangible assets and goodwill, balance at end		(212,363)		(142,270)		(85,832)
Amortization		(70,093)		(56,438)		(47,960)
Intangible assets and goodwill		(212,363)		(142,270)		(85,832)
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		9,060
Intangible assets and goodwill, balance at end		26,023		9,060
Intangible assets and goodwill		26,023		9,060
Computer software [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		21,759		16,221		9,389
Additions		1,423	[1],[2]	3,044	[3]	4,175
Disposals						(460)
Business combinations		33		1,474		3,117
Write-off		(381)		1,020	[4]
Transfer amount		20,466
Intangible assets and goodwill, balance at end		43,300		21,759		16,221
Intangible assets and goodwill		43,300		21,759		16,221
Computer software [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		(12,699)		(6,256)		(4,536)
Disposals						460
Write-off		365		(599)
Intangible assets and goodwill, balance at end		(17,277)		(12,699)		(6,256)
Amortization		(4,943)		(5,844)		(2,180)
Intangible assets and goodwill		(17,277)		(12,699)		(6,256)
Education Content [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		633
Intangible assets and goodwill, balance at end		43,027		633
Intangible assets and goodwill		43,027		633
Education Content [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		17,305		17,305		17,305
Additions	[1],[2]	11,231
Business combinations		2,627
Write-off		(7)
Transfer amount		38,433
Intangible assets and goodwill, balance at end		69,589		17,305		17,305
Intangible assets and goodwill		69,589		17,305		17,305
Education Content [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		(16,672)		(7,692)		(4,876)
Write-off		57
Transfer amount		(313)
Intangible assets and goodwill, balance at end		(26,562)		(16,672)		(7,692)
Amortization		(9,634)		(8,980)		(2,816)
Intangible assets and goodwill		(26,562)		(16,672)		(7,692)
Educational Platform [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		64,966
Intangible assets and goodwill, balance at end		38,658		64,966
Intangible assets and goodwill		38,658		64,966
Educational Platform [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		76,444		27,902		12,191
Additions		14,761	[1],[2]	39,686	[3]	15,227
Business combinations				11,599		484
Write-off		(9)		(2,743)	[4]
Transfer amount		(35,499)
Intangible assets and goodwill, balance at end		55,697		76,444		27,902
Intangible assets and goodwill		55,697		76,444		27,902
Educational Platform [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		(11,478)		(8,235)		(868)
Write-off				365
Transfer amount		313
Intangible assets and goodwill, balance at end		(17,039)		(11,478)		(8,235)
Amortization		(5,874)		(3,608)		(7,367)
Intangible assets and goodwill		(17,039)		(11,478)		(8,235)
Software In Progress [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		28,847
Intangible assets and goodwill, balance at end		14,734		28,847
Intangible assets and goodwill		14,734		28,847
Software In Progress [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		28,847		2,297		2,050
Additions		26,141	[1],[2]	23,700	[3]	247
Business combinations				3,267
Write-off		(28)		(417)	[4]
Transfer amount		(40,226)
Intangible assets and goodwill, balance at end		14,734		28,847		2,297
Intangible assets and goodwill		14,734		28,847		2,297
Software In Progress [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning
Intangible assets and goodwill, balance at end
Amortization
Intangible assets and goodwill
Developed Technology Intangible Assets [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Business combinations		5,520		33,046		355
Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		33,740
Intangible assets and goodwill, balance at end		80,656		33,740
Intangible assets and goodwill		80,656		33,740
Technology-based intangible assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		34,397		355
Additions		32,879	[1],[2]	996	[3]
Transfer amount		17,953
Intangible assets and goodwill, balance at end		90,749		34,397		355
Intangible assets and goodwill		90,749		34,397		355
Technology-based intangible assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		(657)		(32)
Intangible assets and goodwill, balance at end		(10,093)		(657)		(32)
Amortization		(9,436)		(625)		(32)
Intangible assets and goodwill		(10,093)		(657)		(32)
Other [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Business combinations		1,055
Intangible assets and goodwill, balance at end		1,055
Intangible assets and goodwill		1,055
Others [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at end		976
Intangible assets and goodwill		976
Others [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning
Intangible assets and goodwill, balance at end		(79)
Amortization		(79)
Intangible assets and goodwill		R$ (79)

[1]	During the measurement period, the goodwill for the acquisition of Unigranrio was adjusted by R$39,100 (R$130,073 initial goodwill) as a result of an increase of liabilities regarding tax contingencies.
[2]	On March 18, 2022, Afya announced that MEC authorized the increase of 28 seats of Centro Universitário São Lucas, in Ji-Parana located in the state of Rondônia. The earn-out related to the seats approval is R$800 per seat, adjusted by the CDI rate from the closing until the payment date, of which 50% was paid in April 2022 and the remaining amount is payable in cash in two equal installments through 2024.
[3]	On November 05, 2021 Secretary of Regulation and Supervision of Higher Education of the Ministry of Education ("MEC") authorized the operation of 120 medical school seats in Garanhuns, for which our shareholder Nicolau Carvalho Esteves entered into an agreement with Afya Brazil pursuant to which he assigned to Afya Brazil the right to develop the ITPAC Garanhuns greenfield unit, a medical school in the city of Garanhuns, State of Pernambuco. Management assessed the aspects of such transaction and concluded that the transaction does not fall under the definition of business, but an acquisition of license with indefinite useful life recognized in intangible assets. Total purchase price was R$108,000 of which 50% was paid in cash on the transaction closing date and 50% in two equal annual installments, adjusted by the CDI rate.
[4]	Refers to intangible assets written-off as result of lack of expectation of future use.
[5]	During the measurement period, R$8,637 of goodwill (R$38,446 initial goodwill) arising from the acquisition of RXPRO was reduced, in connection with management’s view of remote likelihood of RXPRO achieving the revenue goals stablished at the terms of the earn-out.